Goodwill and other intangible assets - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Oct. 09, 2025	Dec. 31, 2025	Dec. 31, 2024
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets		£ 8,593	£ 8,188
Life And Pensions
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill		£ 2,383	£ 2,121
Percentage of entity goodwill (in percent)		79.00%	77.00%
Credit Card Cash Generating Unit
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill		£ 302	£ 302
Percentage of entity goodwill (in percent)		10.00%	11.00%
Motor Business Cash Generating Unit
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill		£ 310	£ 310
Percentage of entity goodwill (in percent)		10.00%	11.00%
Schroders Personal Wealth Limited (SPW)
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Schroders Personal Wealth Limited (SPW)
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Percentage of voting equity interests acquired	49.90%
Goodwill arising on acquisition	£ 262
Goodwill £m
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets		£ 3,010	£ 2,748
Scottish Widows
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)		11.00%
Retail – UK Motor Finance
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)		14.00%
Reduced growth rate used to extrapolate cash flow projections (in percent)		2.00%
Reduction period		20 years
Discount rates post tax		10.50%
Growth rate used to extrapolate cash flow projections (in percent)		3.50%
Cards
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)		14.00%
Discount rates post tax		10.50%
Growth rate used to extrapolate cash flow projections (in percent)		3.50%
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Goodwill and other intangible assets		£ 384	385
Growth rate used to extrapolate cash flow projections (in percent)		3.50%
Discount rate used in current estimate of value in use		10.50%
Brands £m | Bank Of Scotland Plc
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets		£ 380	£ 380